Unaudited Interim Condensed Consolidated Statements of Mezzanine and Stockholders' Equity - USD ($) $ in Thousands	Series E Convertible Preferred Stock [Member] Mezzanine Equity [Member]	Series E Convertible Preferred Stock [Member] Additional Paid-in Capital [Member]	Series E Convertible Preferred Stock [Member]	Mezzanine Equity [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2019				15,724	100,000	347,813
Balance at Dec. 31, 2019				$ 18,083	$ 1	$ 3	$ 411,583	$ (322,552)	$ (1,361)	$ 87,674
Net Income (loss)								(2,868)		(2,868)
Stock-based compensation							(17)			(17)
Issuance of common stock pursuant to equity offerings (in shares)						33,071,356
Issuance of common stock pursuant to equity offerings						$ 331	105,996			106,327
Cashless exercises of Class A Warrants (in shares)						67,200
Cashless exercises of Class A Warrants						$ 1	(1)			0
Issuance of Series E Shares (in shares)	14,350
Issuance of Series E Shares	$ 14,350	$ 0	$ 0
Deemed dividend equivalents on Series E Shares related to redemption value				$ 3,099			(3,099)			(3,099)
Redemptions of Series E Shares (in shares)				(21,364)
Redemptions of Series E Shares				$ (24,569)			0			0
Reversal of costs related to equity offerings							235			235
Excess of consideration over carrying value of acquired assets							(62,000)			(62,000)
Dividends of Series E shares (in shares)				2,554
Dividends of Series E shares				$ 2,554			932			932
Dividends of Series E shares				(2,554)			(932)			(932)
Beneficial conversion feature related to the issuance of Series E Shares				(1,067)			1,067			1,067
Deemed dividend related to beneficial conversion feature of Series E Shares				$ 1,067			(1,067)			(1,067)
Other comprehensive loss									1,361	1,361
(Loss) / Net Income								(2,868)		(2,868)
Balance (in shares) at Jun. 30, 2020				11,264	100,000	33,486,369
Balance at Jun. 30, 2020				$ 13,517	$ 1	$ 335	451,765	(325,420)	$ 0	126,681
Balance (in shares) at Dec. 31, 2020				11,264	100,000	39,831,972
Balance at Dec. 31, 2020				$ 13,517	$ 1	$ 398	465,672	(345,370)		120,701
Net Income (loss)								1,682		1,682
Stock-based compensation							(17)			(17)
Excess of consideration over carrying value of acquired assets							(9,793)			(9,793)
(Loss) / Net Income								1,682		1,682
Dividends of Series E shares (Note 5)							(915)			(915)
Balance (in shares) at Jun. 30, 2021				11,264	100,000	39,831,972
Balance at Jun. 30, 2021				$ 13,517	$ 1	$ 398	$ 454,947	$ (343,688)		$ 111,658